Consolidated Variable Interest Entities - Schedule of Consolidated Variable Interest Entities (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 403	$ 570
Accounts receivable, net		1,150	1,005
Property and equipment, net		367	353
Deferred income tax assets		90	111
Other		239	291
Accounts payable, accrued expenses and other		1,530	1,416
Long-term debt		7,266	6,556
Other		863	920
Consolidated VIEs [member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		71	73
Accounts receivable, net		15	16
Property and equipment, net		68	57
Deferred income tax assets		53	56
Other		58	57
Accounts payable, accrued expenses and other		41	43
Long-term debt	[1]	205	212
Other		15	13
Capital lease obligations		$ 187	$ 191

[1]	Includes capital lease obligations of $187 million and $191 million as of December 31, 2018 and 2017, respectively.